INCOME TAX (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Current:
Federal
State
Deferred taxes (benefit):
Federal	(420,000)	(27,000)
State	(155,000)	(32,000)
Income tax provision (benefit)	$ (575,000)	$ (59,000)